Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Operating expenses
General and administrative (Note 17)		$ 4,362,117	$ 4,759,205	$ 3,170,440
Research and development, net (Note 18)		1,382,808	1,544,229	3,080,991
Total operating expenses		5,744,925	6,303,434	6,251,431
Finance income (expenses)
Changes in fair value of derivative warrant liabilities (Notes 7, 8e (iii))		707,802	(2,189,986)	(290,569)
Changes in fair value of short-term investments Note 5)		(68,624)	(107,638)	(308,188)
Foreign exchange loss		(6,028)	(78,136)	(404)
Other finance expenses		(36,161)	(10,894)	(14,417)
Interest income on deposit		271,224	70,068
Total finance income (expenses)		868,213	(2,316,586)	(613,578)
Other income
Dividend received			16,555
Total other income			16,555
Loss Before taxes		(4,876,712)	(8,603,465)	(6,865,009)
Tax expenses		(377,966)	(17,372)	(29,859)
Net Loss		(5,254,678)	(8,620,837)	(6,894,868)
Items that may be reclassified subsequently to profit or loss:
Foreign exchange differences on translation of foreign operations				(21,250)
Total comprehensive loss		$ (5,254,678)	$ (8,620,837)	$ (6,916,118)
Loss per share , basic (in Dollars per share)		$ (1.69)	$ (42.58)	$ (159.11)
Loss per share , diluted (in Dollars per share)		$ (1.69)	$ (42.58)	$ (159.11)
Weighted average number of shares for the purposes of basic and diluted loss per share (in Shares)	[1]	3,100,131	202,481	43,335
Weighted average number of shares for the purposes of diluted loss per share (in Shares)	[1]	3,100,131	202,481	43,335

[1]	On September 30, 2022 and on November 28, 2023, the Company effected 1-for-30 reverse splits of its issued and outstanding common shares, pursuant to which holders of the Company’s common shares received 0.0333 of a common share for every one common share. All share amounts have been retroactively restated for all periods presented.